Consolidated statements of financial position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Contracted concessional, PP&E and other intangible assets	$ 7,204,267,000	$ 7,483,259,000
Investments carried under the equity method	230,307,000	260,031,000
Other accounts receivable	79,875,000	86,431,000
Derivative assets	56,707,000	89,806,000
Other financial assets	136,582,000	176,237,000
Deferred tax assets	160,995,000	149,656,000
Total non-current assets	7,732,151,000	8,069,183,000
Current assets
Inventories	29,870,000	34,511,000
Trade receivables	213,345,000	125,437,000
Credits and other receivables	73,138,000	74,897,000
Trade and other receivables	286,483,000	200,334,000
Other financial assets	188,886,000	195,893,000
Cash and cash equivalents	448,301,000	600,990,000
Total current assets excluding asset held for sale	953,540,000	1,031,728,000
Assets held for sale	28,642,000	0
Total current assets	982,182,000	1,031,728,000
Total assets	8,714,333,000	9,100,911,000
Equity attributable to the Company
Share capital	11,615,905	11,605,513
Share premium	736,594,000	986,594,000
Capital reserves	858,220,000	814,951,000
Other reserves	308,002,000	345,567,000
Accumulated currency translation differences	(139,434,000)	(161,307,000)
Accumulated deficit	(351,521,000)	(397,540,000)
Non-controlling interest	165,332,000	189,176,000
Total equity	1,588,809,000	1,789,047,000
Non-current liabilities
Long-term corporate debt	1,050,816,000	1,000,503,000
Borrowings	3,061,033,000	3,322,115,000
Notes and bonds	870,840,000	904,403,000
Long-term project debt	3,931,873,000	4,226,518,000
Grants and other liabilities	1,233,808,000	1,252,513,000
Derivative liabilities	29,957,000	16,847,000
Deferred tax liabilities	271,288,000	296,481,000
Total non-current liabilities	6,517,742,000	6,792,862,000
Current liabilities
Short-term corporate debt	34,022,000	16,697,000
Borrowings	332,734,000	273,556,000
Notes and bonds	54,653,000	52,978,000
Short-term project debt	387,387,000	326,534,000
Trade payables and other current liabilities	141,713,000	140,230,000
Income and other tax payables	44,660,000	35,541,000
Total current liabilities	607,782,000	519,002,000
Total equity and liabilities	$ 8,714,333,000	$ 9,100,911,000